The Hartford Inflation Plus Fund

Summary Prospectus

The Hartford Mutual Funds

March 1, 2013

Class	Ticker
A	HIPAX
B	HIPBX
C	HIPCX
I	HIPIX
R3	HIPRX
R4	HIPSX
R5	HIPTX
Y	HIPYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at www.hartfordfunds.com/prospectuses.html.  You can also get this information at no cost by calling 1-888-843-7824. The Fund’s prospectus dated March 1, 2013 and statement of additional information dated March 1, 2013 along with the financial statements included in the Fund’s most recent annual report to shareholders dated October 31, 2012 are incorporated by reference into this summary prospectus.  The Fund’s statement of additional information and annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 33 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.15%	0.20%	0.13%	0.18%	0.25%	0.20%	0.16%	0.04%
Total annual fund operating expenses	0.86%	1.66%	1.59%	0.64%	1.21%	0.91%	0.62%	0.50%
Fee waiver and/or expense reimbursement(2)	0.01%	0.06%	—	0.04%	0.01%	0.01%	0.02%	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement(2)	0.85%	1.60%	1.59%	0.60%	1.20%	0.90%	0.60%	0.50%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.60% (Class I), 1.20% (Class R3), 0.90% (Class R4), 0.60% (Class R5) and 0.55% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$533	$711	$904	$1,462
B	$663	$818	$1,097	$1,747
C	$262	$502	$866	$1,889
I	$61	$201	$353	$795
R3	$122	$383	$664	$1,465
R4	$92	$289	$503	$1,119
R5	$61	$197	$344	$772
Y	$51	$160	$280	$628

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$533	$711	$904	$1,462
B	$163	$518	$897	$1,747
C	$162	$502	$866	$1,889
I	$61	$201	$353	$795
R3	$122	$383	$664	$1,465
R4	$92	$289	$503	$1,119
R5	$61	$197	$344	$772
Y	$51	$160	$280	$628

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing primarily in inflation-protected debt securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a real yield perspective consistent with total return.  The Fund normally invests at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury.  The Fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments.  The Fund will also opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities.  The Fund normally invests at least 80% of its net assets in securities of “investment grade” quality.  The Fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers.  The Fund may use derivatives, including forward currency contracts, futures and options and swap agreements to manage risk or for other investment purposes.  The Fund may also invest up to 15% of its net assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  The Fund may trade securities actively.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Inflation Protected Securities Risk - The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation.  In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease.  Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.  The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk — Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Sovereign Debt Risk — Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.  This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described in the Fund’s prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.72% (1st quarter, 2008)   Lowest  -3.51% (3rd quarter, 2008)

AVERAGE ANNUAL RETURNS. The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012
(including sales charges)

Share Classes	1 Year	5 Years	10 Years (or Lifetime)
Class A - Return Before Taxes	1.63%	5.92%	5.59%
- After Taxes on Distributions	0.33%	4.45%	4.18%
- After Taxes on Distributions and Sale of Fund Shares	1.24%	4.28%	4.01%
Share Classes (Return Before Taxes)
Class B	0.49%	5.77%	5.47%
Class C	4.58%	6.09%	5.31%
Class I	6.65%	7.18%	6.27%
Class R3	6.04%	6.51%	5.90%
Class R4	6.30%	6.81%	6.10%
Class R5	6.66%	7.12%	6.29%
Class Y	6.78%	7.22%	6.38%
Barclays U.S. TIPS Index
(reflects no deduction for fees, expenses or taxes)	6.98%	7.04%	6.65%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC (“HFMC”).  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since

Lindsay T. Politi	Vice President and Fixed Income Portfolio Manager	2012

PURCHASE AND SALE OF FUND SHARES.  Not all share classes are available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3 Class R4 Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387 to request to sell your shares.  For overnight mail, please send the request to The Hartford Mutual Funds, 500 Bielenberg Drive, Suite 500,Woodbury, MN 55125-4459.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-IP_030113
March 1, 2013